Fairlead Tactical Sector ETF
Schedule of Investments
April, 30, 2022 (Unaudited)
1
EXCHANGE-TRADED FUNDS — 99.15% Shares Fair Value
Consumer Staples Select Sector SPDR® Fund (The) 118,842 $ 9,226,894
Energy Select Sector SPDR® Fund 118,000 8,867,700
Health Care Select Sector SPDR® Fund 65,835 8,577,642
Materials Select Sector SPDR® Fund 102,043 8,676,716
Real Estate Select Sector SPDR® Fund (The) 184,813 8,612,286
SPDR® Gold Shares
(a)
34,179 6,046,607
SPDR® Portfolio Long Term Treasury ETF 160,543 5,511,441
SPDR® Portfolio Short Term Treasury ETF 205,014 6,045,863
Utilities Select Sector SPDR® Fund (The) 120,494 8,586,402
Total Exchange-Traded Funds (Cost $72,602,602) 70,151,551
Total Investments — 99.15% (Cost $72,602,602) 70,151,551
Other Assets in Excess of Liabilities — 0.85% 601,834
NET ASSETS — 100.00% $ 70,753,385
(a) Non-income producing security.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt